Consolidated Statement of Cash Flows	10 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net loss	$ (88,276)
Net cash used in operating activities	(88,276)
Cash flows from financing activities:
Funding from related party	112,096
Net cash provided by financing activities	112,096
Net change in cash and cash equivalents	23,820
Cash at beginning of the year
Cash at end of the year	23,820
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes